FAIR VALUE MEASUREMENTS - Schedule of Assets and Labilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 26,860	$ 42,922
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	12,669	29,679
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	14,191	13,243
Foreign currency forward contracts:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	(1,601)	(7,553)
Liabilities at fair value	(6,449)	(2,181)
Foreign currency forward contracts: | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Liabilities at fair value	0	0
Foreign currency forward contracts: | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	(1,601)	(7,553)
Liabilities at fair value	(6,449)	(2,181)
Foreign currency forward contracts: | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Liabilities at fair value	0	0
Interest rate swap contracts:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	(60)
Interest rate swap contracts: | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	(17,349)	(24,036)
Interest rate swap contracts: | Financing Receivable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value		(278)
Interest rate swap contracts: | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value		0
Interest rate swap contracts: | Level 1 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0
Interest rate swap contracts: | Level 1 | Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0
Interest rate swap contracts: | Level 2 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	(17,349)	(24,036)
Interest rate swap contracts: | Level 2 | Financing Receivable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	(60)	(278)
Interest rate swap contracts: | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value		0
Interest rate swap contracts: | Level 3 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0
Interest rate swap contracts: | Level 3 | Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0
Rabbi Trust investments, short-term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	(6,132)	(6,019)
Rabbi Trust investments, short-term | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Rabbi Trust investments, short-term | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Rabbi Trust investments, short-term | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	(6,132)	(6,019)
Rabbi Trust investments, long-term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	(14,403)	(14,630)
Rabbi Trust investments, long-term | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Rabbi Trust investments, long-term | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Rabbi Trust investments, long-term | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	(14,403)	(14,630)
Contingent consideration:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	(3,280)	(3,399)
Contingent consideration: | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0
Contingent consideration: | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0
Contingent consideration: | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	(3,280)	(3,399)
Contingent consideration, less current portion
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	(3,064)	(4,007)
Contingent consideration, less current portion | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0
Contingent consideration, less current portion | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0
Contingent consideration, less current portion | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	(3,064)	(4,007)
Accrued liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	$ (108)
Liabilities at fair value		(7)
Accrued liabilities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value		0
Accrued liabilities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value		(7)
Accrued liabilities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value		$ 0